Operating assets and liabilities - Intangible assets and property, plant and equipment - Intangible assets - Amortisation and impairment losses (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total amortisation and impairment losses	kr 2,512	kr 1,834	kr 1,599
Impairment losses for the year	9,513	1,414	760
Cost of goods sold
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total amortisation and impairment losses	1,400	982	846
Sales and distribution costs
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total amortisation and impairment losses	0	9	34
Research and development costs
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total amortisation and impairment losses	931	649	604
Impairment losses for the year	7,912	1,108	760
Administrative costs
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total amortisation and impairment losses	14	41	19
Other operating income and expenses
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total amortisation and impairment losses	167	153	96
Impairment losses for the year	kr 1,601	kr 306	kr 0